Derivative and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Aggregate Notional Amounts and Fair Values Of Freestanding Derivative Instruments

The following table presents a summary of the aggregate notional amounts and fair values of the Company’s freestanding derivative instruments as of December 31:

	December 31, 2016			December 31, 2015
		Gross Fair Value			Gross Fair Value
	Notional (1)	Assets	Liabilities	Notional (1)	Assets	Liabilities
OTC Options	$1,480,324	27,147	(14,073)	1,088,207	8,553	(7,112)
IRS	502,000	5,846	(1,343)	508,000	6,511	(844)
Futures	165,112	—	—	494,534	—	—
TRS	23,000	—	—	—	—	—

Total freestanding derivative instruments		$32,993	(15,416)		15,064	(7,956)

(1)	Notional amounts are presented on a gross basis.

Fair Values of Embedded Derivative Instruments And Gains or Losses Recognized In Income

The following table presents a summary of the fair values of the Company’s embedded derivative instruments as of December 31:

	2016	2015
GMWB	$(144,631)	(147,290)
GMAB	(16,594)	(27,579)
MVLO	(15,896)	(18,525)

Total embedded derivative instruments	(177,121)	(193,394)

The following table presents the gains or losses recognized in income on the various freestanding derivative instruments and embedded derivatives:

	Location in statements of operations	Amount of gains (losses) on derivatives recognized for the years ended December 31
		2016	2015	2014
GMWB	Change in fair value of annuity and life embedded derivatives	$2,659	(54,413)	(101,961)
GMAB	Change in fair value of annuity and life embedded derivatives	8,844	(11,755)	(14,372)
MVLO	Change in fair value of annuity and life embedded derivatives	1,688	5,292	3,969

	Total change in fair value of annuity and life embedded derivatives	13,191	(60,876)	(112,364)

MVLO	Policy fees	745	534	681
MVLO	Policyholder benefits	196	127	98
IRS	Change in fair value of assets and liabilities	5,690	23,296	93,758
Futures	Change in fair value of assets and liabilities	(32,111)	(11,861)	(26,878)
TRS	Change in fair value of assets and liabilities	1,105	—	—
OTC options	Change in fair value of assets and liabilities	(4,497)	692	232

	Total derivative loss	$(15,681)	(48,088)	(44,473)

Derivative Liabilities Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2016
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$32,993	—	32,993	(15,416)	(10,674)	6,903
Derivative liabilities	$(15,416)	—	(15,416)	15,416	—	—

Net derivatives	$17,577	—	17,577	—	(10,674)	6,903

	December 31, 2015
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$15,064	—	15,064	(7,907)	(4,121)	3,036
Derivative liabilities	$(7,910)	—	(7,910)	7,907	—	(3)

Net derivatives	$7,154	—	7,154	—	(4,121)	3,033

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

Derivative Assets Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2016
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$32,993	—	32,993	(15,416)	(10,674)	6,903
Derivative liabilities	$(15,416)	—	(15,416)	15,416	—	—

Net derivatives	$17,577	—	17,577	—	(10,674)	6,903

	December 31, 2015
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$15,064	—	15,064	(7,907)	(4,121)	3,036
Derivative liabilities	$(7,910)	—	(7,910)	7,907	—	(3)

Net derivatives	$7,154	—	7,154	—	(4,121)	3,033

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.